Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,560,000
Previously Paid Amount	0.00
Total Fee Amount	545.04
Total Offset Amount	0.00
Net Fee	545.04
Narrative - Max Aggregate Offering Price	$ 3,560,000
Final Prospectus	true